Long-Term Investments (Tables)	6 Months Ended
Sep. 30, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

As of September 30, 2025 and March 31, 2025, long-term investments comprised of the following:

	September 30,	March 31,
	2025	2025

Investment in Nekcom	$15,364,229	$15,364,229
Investment in Cloudshelf Limited	71,045	71,045
Total	$15,435,274	$15,435,274